Notes Receivable (Components Of Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Secured Notes Receivable [Member]	Dec. 31, 2011 Secured Notes Receivable [Member]	Dec. 31, 2011 Notes Receivable From Lessee Restructurings [Member]	Dec. 31, 2012 Structured Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 78,163	$ 5,200	$ 10,135	$ 4,794	$ 406	$ 68,028 [1]
Effective interest rate						6.80%

[1]	We obtained the ALS Note Receivable, with an effective interest of 6.8% per year. The receivable will accrue over time and payments on this note will start when the ALS Coupon Liability ends. For further details refer to the ALS Transaction as described in Note 1.